Ownership	12 Months Ended
Dec. 31, 2024
Disclosure Of Beneficial Ownership [abstract]
Ownership

Note 21—Ownership

The following investors, or groups of affiliated investors, are known by us to beneficially own more than 5% of the Company’s outstanding ordinary shares at December 31, 2024:

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Entities affiliated with RA Capital Management, LLC, USA
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Westfield Capital Management Company, L.P., USA
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Entities affiliated with FMR LLC, USA
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Avoro Capital Advisors LLC, USA
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Entities affiliated with Artisan Partners LP, USA
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Entities affiliated with Janus Henderson Group plc, United Kingdom

The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).